Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	50,335,000	50,335,000
Common stock, shares outstanding	41,981,000	42,464,000
Treasury stock, shares	8,354,000	7,871,000